Property And Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
8	PROPERTY AND EQUIPMENT, NET
Property and equipment consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Machinery and laboratory equipment	153,589	231,289	36,294
Vehicles	2,588	2,812	441
Furniture and tools	10,085	15,723	2,467
Electronic equipment	32,526	48,068	7,543
Leasehold improvements	30,672	161,037	25,270
Construction in progress	1,089	27,555	4,325

	230,549	486,484	76,340
Accumulated depreciation	(119,068)	(161,046)	(25,272)

	111,481	325,438	51,068

Depreciation expenses recognized for the years ended December 31, 2019, 2020 and 2021 were RMB30,819, RMB32,457 and RMB44,604 (US$6,999), respectively.
The Company entered into capital leases for certain laboratory equipment, electronic equipment and furniture and tools during the year ended December 31, 2018. The gross amounts of laboratory equipment, electronic equipment and furniture and tools under capital leases were RMB14,794, RMB3,048 and RMB402, respectively, as of December 31, 2020. The amounts of accumulated depreciation on these assets were RMB7,455 as of December 31, 2020.
The Group exercised the purchase option at the end of the capital lease term during the year ended December 31, 2021.